Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
NOTE 11 - STOCK-BASED COMPENSATION:
In September 2021, the Company adopted the “Valens Semiconductor Ltd. 2021 Share Incentive Plan”.
The Company’s stock options and Restricted Stock Units (RSUs) have a term of up to 10 years from grant date unless extended by the Board of Directors. Options and RSUs generally vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters.
During 2021, the Company added 8,370,000 Ordinary Shares to the Ordinary Shares pool reserved for issuance (2,318,860 in 2020). As of December 31, 2021, and 2020, the number of ordinary shares included in the Company’s stock incentive plans totaled to 28,383,788 and 20,013,788, respectively.
Stock Options
On September 30, 2021 the vesting of 814,272 options of one of the Company’s executives were accelerated. The Company expensed $3,396 thousand in the general and administrative expenses due to such vesting acceleration.

The following is a summary of the status of the Company’s share option plan as of December 31, 2021, as well as changes during the years:

	December 31, 2021
	Number of Options	Weighted- Average Exercise price
Options outstanding at the beginning of the year	15,955,892	$0.71
Granted during the year	1,662,897	$0.90
Exercised during the year	(1,722,880)	$0.72
Forfeited during the year	(446,396)	$0.84

Outstanding at the end of the year	15,449,513	$0.73

Options exercisable at year-end	11,449,733	$0.68

The following table summarizes information about share options outstanding as of December 31, 2021:

Outstanding as of December 31, 2021					Exercisable as of December 31, 2021
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	15,403,350	6.12	$0.72	107,517	11,416,017	5.29	$0.67	80,243
$1.87	5,963	9.03	$1.87	35	—	—	—	—
$2.10	33,126	2.69	$2.10	186	33,126	2.69	$2.10	186
$9.07	7,074	9.95	$9.07	—	590	9.95	$9.07	—
The following assumptions were used for options granted during the year in order to estimate the fair value of stock-based compensation awards:

	2021	2020
Expected term	6-10	6-10
Expected volatility	46.71%-50.7%	48.15%
Expected dividend rate	0%	0%
Risk-free rate	0.61%-1.74%	0.42%-1.69%
During 2021, 2020 and 2019, 321,777, 3,347,705 and 1,003,185 options respectively, were granted to several related parties (please refer to Note 16 regarding Related Parties).
As of December 31, 2021, the unrecognized compensation costs related to unvested stock options totaled to $13,853 thousand, which are expected to be expensed over a weighted-average period of 2.7 years.
2,300,980 out of the outstanding options that have not yet vested as of December 31, 2021, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of a M&A Transaction which constitutes a Liquidation Event (as defined in Note 9).
The unrecognized compensation costs related to those unvested stock options are $7,281 thousand, which are expected to be recognized over a weighted-average period of 2.3 years.

The following table presents the classification of the stock options expenses for the periods indicated:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Cost of revenue	158	178	180
Research and development	1,684	1,267	1,266
Selling, general and administrative	7,981	3,884	1,418

Total stock-based compensation -Stock Options	9,823	5,329	2,864

Restricted Stock Units
The following is a summary of the status of the Company’s RSU’s as of December 31, 2021, as well as changes during the year:

	December 31, 2021
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	—	—
Granted during the year	133,384	$7.89
Exercised during the year	—	—
Forfeited during the year	—	—

Outstanding at the end of the year	133,384	$7.89

RSUs exercisable at year-end	616	$7.89

Outstanding as of December 31, 2021					Exercisable as of December 31, 2021
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$7.89	133,384	9.96	$7.89	$76	616	9.96	$7.89	(	*)
(*)   Less than $1 thousand
As of December 31, 2021, the unrecognized compensation cost related to unvested RSUs totaled to approximately $914 thousand and is expected to be expensed over a weighted-average recognition period of approximately 3.8 years.
During 2021, 2020 and 2019, 7,398, 0 and 0 RSU’s respectively, were granted to several related parties (please refer to Note 17 regarding Related Parties).
The following table presents the classification of RSU’s expenses for the periods indicated:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Cost of revenue	6	—	—
Research and development	22	—	—
Selling, general and administrative	18	—	—

Total stock-based compensation-RSUs	46	—	—